Offerings	Dec. 23, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of (1)(2)
Maximum Aggregate Offering Price	$ 25,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.50
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).The proposed maximum aggregate offering price of the Units will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Units and Pre-funded Units (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $25,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Common Shares, no par value
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) One Warrant to Purchase One Common Share (3)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Underlying Warrants
Maximum Aggregate Offering Price	$ 32,812,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,531.40
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants (including Placement Agent’s Warrants) is equal to $32,902,500 (which is equal to the proposed maximum aggregate offering price for the Units of $25,000,000 multiplied by 125% plus the maximum aggregate offering price of the shares underlying the Placement Agent’s Warrants).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-funded Units consisting of (1)(2)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).The proposed maximum aggregate offering price of the Units will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Units and Pre-funded Units (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $25,000,000.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(i) Common Shares (3)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	(ii) Pre-Funded Warrants to Purchase Common Shares (3)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).The proposed maximum aggregate offering price of the Units will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Units and Pre-funded Units (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $25,000,000.No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Underlying Pre-Funded Warrants (2)
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).The proposed maximum aggregate offering price of the Units will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Units and Pre-funded Units (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $25,000,000.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to Purchase Common Shares
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.